UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21121

Large-Cap Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Large-Cap Growth Portfolio                                                                                                              as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
Aerospace & Defense — 6.5%
Boeing Co.	14,200	$1,262,522
General Dynamics Corp.	23,300	1,780,120
Rockwell Collins, Inc.	16,500	1,104,345
United Technologies Corp.	31,700	2,060,500
		$6,207,487
Air Freight & Logistics — 1.3%
FedEx Corp.	11,100	$1,192,473
		$1,192,473
Beverages — 2.9%
Coca-Cola Co., (The)	19,900	$955,200
PepsiCo, Inc.	28,350	1,801,926
		$2,757,126
Biotechnology — 3.2%
Amgen, Inc. (1)	14,400	$804,672
Biogen Idec, Inc. (1)	19,100	847,658
Gilead Sciences, Inc. (1)	18,100	1,384,650
		$3,036,980
Capital Markets — 6.1%
Amvescap PLC ADR	34,000	$751,400
Charles Schwab Corp. (The)	47,600	870,604
E*Trade Financial Corp. (1)	42,000	891,240
Franklin Resources, Inc.	6,300	761,229
Goldman Sachs Group, Inc.	4,600	950,498
State Street Corp.	12,200	789,950
UBS AG (2)	13,200	784,476
		$5,799,397
Chemicals — 2.3%
Ecolab, Inc. (3)	22,000	$946,000
EI Du Pont de Nemours & Co.	25,300	1,250,579
		$2,196,579
Communications Equipment — 6.6%
Cisco Systems, Inc. (1)	74,200	$1,894,326
Corning, Inc. (1)	51,100	1,162,014
QUALCOMM, Inc.	35,200	1,501,632
Research in Moton, Ltd. (1)(2)	6,700	914,483
Tellabs, Inc. (1)	79,400	786,060
		$6,258,515

Computer Peripherals — 5.3%
Apple Computer, Inc. (1)	21,700	$2,016,147
Hewlett-Packard Co.	28,500	1,143,990
Seagate Technology (2)	39,500	920,350
Sun Microsystems, Inc. (1)	149,500	898,495
		$4,978,982
Consumer Finance — 1.1%
American Express Co.	19,300	$1,088,520
		$1,088,520
Diversified Financial Services — 1.4%
Citigroup, Inc.	14,900	$764,966
Moody’s Corp.	8,400	521,304
		$1,286,270
Electrical Equipment — 1.2%
Emerson Electric Co.	26,200	$1,128,958
		$1,128,958
Electronic Equipment & Instruments — 1.0%
Agilent Technologies, Inc. (1)	28,500	$960,165
		$960,165
Food & Staples Retailing — 2.9%
CVS Corp. (3)	28,724	$980,637
Wal-Mart Stores, Inc.	37,700	1,770,015
		$2,750,652
Food Products — 2.4%
Nestle SA (2)	3,400	$1,318,776
Wm. Wrigley Jr. Co.	19,500	993,135
		$2,311,911
Health Care Equipment & Supplies — 3.1%
Medtronic, Inc.	36,000	$1,766,160
Zimmer Holdings, Inc. (1)	13,600	1,161,576
		$2,927,736
Health Care Providers & Services — 1.2%
UnitedHealth Group, Inc.	20,900	$1,107,073
		$1,107,073
Hotels, Restaurants & Leisure — 1.4%
Marriott International, Inc., Class A	26,400	$1,292,544
		$1,292,544
Household Products — 3.3%
Colgate-Palmolive Co.	18,000	$1,202,220
Procter & Gamble Co.	30,668	1,936,991
		$3,139,211

Industrial Conglomerates — 1.8%
General Electric Co.	47,400	$1,676,064
		$1,676,064
Internet Software & Services — 3.7%
eBay, Inc. (1)	34,000	$1,127,100
Google, Inc., Class A (1)	2,600	1,191,216
Yahoo!, Inc. (1)	37,500	1,173,375
		$3,491,691
IT Services — 1.7%
MasterCard, Inc., Class A (3)	8,300	$881,792
Paychex, Inc.	20,000	757,400
		$1,639,192
Machinery — 1.8%
Danaher Corp.	10,300	$735,935
Eaton Corp.	11,300	944,228
		$1,680,163
Media — 5.7%
Clear Channel Outdoor Holdings, Inc., Class A (1)	32,500	$855,075
Comcast Corp., Class A (1)	67,500	1,751,625
McGraw-Hill Companies, Inc., (The)	19,600	1,232,448
Time Warner, Inc.	41,000	808,520
Walt Disney Co., (The)	22,300	767,789
		$5,415,457
Multiline Retail — 4.2%
Dollar General Corp. (3)	57,000	$1,205,550
Federated Department Stores, Inc.	24,000	1,081,200
Nordstrom, Inc.	17,000	899,980
Sears Holdings Corp. (1)	4,400	792,704
		$3,979,434
Oil, Gas & Consumable Fuels — 1.2%
ConocoPhillips	6,500	$444,275
Exxon Mobil Corp.	9,210	694,895
		$1,139,170
Pharmaceuticals — 8.9%
Abbott Laboratories	25,500	$1,422,900
Allergan, Inc.	9,900	1,097,118
Johnson & Johnson	12,700	765,302
Novartis AG ADR	27,400	1,496,862
Roche Holdings, Ltd. ADR	16,000	1,408,912
Shire PLC ADR	17,100	1,058,490
Wyeth Corp.	22,800	1,140,684
		$8,390,268

Semiconductors & Semiconductor Equipment — 7.5%
Broadcom Corp., Class A (1)	36,000	$1,154,520
Intel Corp.	79,000	1,511,270
KLA-Tencor Corp.	16,000	853,120
Linear Technology Corp. (3)	35,800	1,130,922
Marvell Technology Group, Ltd. (1)(2)	70,500	1,185,105
Texas Instruments, Inc.	41,500	1,249,150
		$7,084,087
Software — 4.0%
Autodesk, Inc. (1)	25,600	$962,560
Microsoft Corp.	62,420	1,739,645
Oracle Corp. (1)	59,500	1,078,735
		$3,780,940
Specialty Retail — 1.2%
J. Crew Group, Inc. (1)	28,500	$1,144,845
		$1,144,845
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	5,700	$605,682
		$605,682
Total Common Stocks (identified cost $79,668,209)		$90,447,572

Short-Term Investments — 8.8%

	Shares / Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.30% (4)(5)	4,012	$4,012,296
Investment in Cash Management Portfolio, 4.74% (4)	4,343	4,343,252
Total Short-Term Investments (at amortized cost, $8,355,548)		$8,355,548
Total Investments — 104.3% (identified cost $88,023,757)		$98,803,120
Other Assets, Less Liabilities — (4.3)%		$(4,098,723)
Net Assets — 100.0%		$94,704,397

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		All or a portion of these securities were on loan at March 31, 2007.

(4)

Affiliated investments investing in high quality, U.S. Dollar denominated money market instruments, and that are available to Eaton Vance portfolios and funds. The rates shown are the annualized seven-day yield as of March 31, 2007.

(5)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represets cash collateral recieved for securities on loan as of March 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2007, the Portfolio loaned securities having a market value of $3,880,534 and received $4,012,296 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$88,081,474
Gross unrealized appreciation	$11,492,987
Gross unrealized depreciation	(771,341)
Net unrealized appreciation	$10,721,646

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Assistant Treasurer

Date:	May 21, 2007